Right-of-Use Asset and Operating Lease Liability (Tables)	3 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Balance Sheet Information Related to Leases
Balance sheet information related to the Company’s leases is presented below:

Operating leases:	December 31, 2021	September 30, 2021
Operating right-of-use asset	$713	$654
Operating lease liability, current	438	431
Operating lease liability, long term	278	222

Schedule of Lease Expense and Other Lease Information
The following provides details of the Company’s lease expense:

	Three Months Ended December 31,
Lease cost:	2021	2020
Short-term lease cost	$65	$40
Operating lease cost	144	112
Total	$209	$152
Other information related to leases is presented below:

December 31, 2021
Weighted-average discount rate – operating lease	5.00%
Weighted-average remaining lease term – operating lease (in months)	23

Schedule of Expected Annual Minimum Lease Payments
As of December 31, 2021, the expected annual minimum lease payments of the Company’s operating lease liabilities and other short-term leases were as follows:

For the Year Ended December 31,
2022	$462
2023	196
2024	67
2025 and thereafter	28
Total future minimum lease payments, undiscounted	753
Less: Imputed interest for leases in excess of one year	(37)
Present value of future minimum lease payments	$716